Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Maturity Analysis of Financial Liabilities (IFRS) [text block table]
	Dec 31, 2017
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	226,339	0	0	0	0
Interest bearing deposits	133,378	146,145	45,633	18,699	12,166
Trading liabilities[1]	71,457	0	0	0	0
Negative market values from derivative financial instruments[1]	342,726	0	0	0	0
Financial liabilities designated at fair value through profit or loss	29,207	29,360	4,847	2,599	5,951
Investment contract liabilities[2]	0	0	574	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	69	336	672	218
Central bank funds purchased	174	83	0	0	0
Securities sold under repurchase agreements	14,152	2,525	1,348	491	23
Securities loaned	6,684	3	0	0	1
Other short-term borrowings	11,859	2,326	3,600	0	0
Long-term debt	4	7,409	41,820	78,063	41,926
Trust preferred securities	0	1,710	3,328	688	0
Other financial liabilities	112,961	3,483	554	373	4
Off-balance sheet loan commitments	153,700	0	0	0	0
Financial guarantees	19,883	0	0	0	0
Total[4]	1,122,525	193,113	102,040	101,585	60,287

[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.

[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value. See Note 42 “Insurance and Investment Contracts” for more detail on these contracts.

[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.

[4]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.

	Dec 31, 2016
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	200,122	0	0	0	0
Interest bearing deposits	129,704	147,531	46,176	17,027	11,247
Trading liabilities[1]	57,029	0	0	0	0
Negative market values from derivative financial instruments[1]	463,858	0	0	0	0
Financial liabilities designated at fair value through profit or loss	18,949	38,641	4,343	2,676	6,460
Investment contract liabilities[2]	0	0	592	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	573	737	2,427	856
Central bank funds purchased	353	0	0	0	0
Securities sold under repurchase agreements	19,980	2,401	2,386	715	0
Securities loaned	4,168	11	0	0	0
Other short-term borrowings	13,322	1,995	1,802	0	0
Long-term debt	6	7,462	24,440	118,607	46,812
Trust preferred securities	0	78	2,539	4,361	0
Other financial liabilities	128,400	2,642	583	407	3,246
Off-balance sheet loan commitments	160,099	0	0	0	0
Financial guarantees	20,966	0	0	0	0
Total[4]	1,216,955	201,334	83,599	146,219	68,621

[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods. .

[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value. See Note 42 “Insurance and Investment Contracts” for more detail on these contracts.

[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.

[4]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.